Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2.	Summary of Significant Accounting Policies

1) Basis Presentation

(a) Business Combination

On February 26, 2025, Core Gaming, Inc. (“Core Gaming”) entered into a Merger Agreement (the “Merger Agreement”) with Siyata Mobile Inc.(“Siyata Mobile”) and Siyata Core Acquisition U.S., Inc., a wholly-owned subsidiary of Siyata Mobile (“Merger Sub”) (the “Merger”). Upon completion of the Merger on October 3, 2025, (i) Core Gaming merged with and into Merger Sub, with Core Gaming continuing as the surviving entity and a wholly owned subsidiary of Siyata Mobile, and (ii) in exchange for the outstanding shares of Core Gaming’s common stock, Siyata Mobile issued 16,825,577 common shares (67,302,300 before the 4-1 reverse stock split that occurred on October 7, 2025) to the shareholders of Core Gaming based on an exchange ratio calculated as $160,000,000 divided by the volume-weighted average closing price of Siyata Mobile’s common shares on the Nasdaq Stock Market LLC for the 10-day trading period immediately preceding the effective time of the Merger. In connection with the Merger, Siyata Mobile Inc. was re-named Core AI Holdings, Inc. (“Core Holdings”), and effected a 4-1 reverse stock split on October 7, 2025. Newbyera Technology Limited is the sole operating subsidiary of Core Gaming.

(b) Basis of Accounting

The Merger is accounted for as a reverse acquisition and a business combination using the acquisition method of accounting in accordance with ASC 805. While Core AI Holdings, Inc (formerly Siyata Mobile Inc) is the legal acquirer and Core Gaming was determined to be the accounting acquirer based on an evaluation of the following facts and circumstances:(1) Relative voting rights, since the former shareholders of Core Gaming own 84.5% of Core Holdings’ outstanding common shares immediately following the closing of the Merger; (2) Composition of the management ,the management of Core Gaming will assume key positions in the management of Core Holdings; (3) Premium, $160,000,000 fair value of the consideration issued significantly exceeded the pre-merger market capitalization of Siyata Mobile. Consequently, Core Gaming is deemed to be the acquiring company for accounting purposes, and the Merger is accounted for as a reverse acquisition under the acquisition method of accounting for business combinations. The historical financial statements of the Group prior to the merger date are those of Core Gaming, Inc., and the results of Core AI Holdings Inc (formerly Siyata Mobile Inc) are consolidated only from the closing date of October 3, 2025.

The consideration transferred for the acquisition of a subsidiary or business comprises the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred also includes any contingent consideration arrangement and any pre-existing equity interest in the subsidiary measured at their fair values at the acquisition date. Acquisition-related costs are expensed as incurred.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. The excess of (a) the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the (b) fair value of the identifiable net assets acquired is recorded as goodwill. Refer to note 15 for additional information.

Core AI Holdings, Inc. And Its Subsidiary

Notes to The Consolidated Financial Statements

For The Year Ended December 31, 2025 and 2024

(Expressed In United States Dollars)

(c) Principal of Consolidation

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date on that control ceases.

The consolidated financial statements include the accounts of Core AI Holdings, Inc. (formerly Siyata Mobile Inc.) and its wholly-owned subsidiaries, Core Gaming, Inc. and Newbyera Technology Limited (collectively, the “Company”). All intercompany transactions, balances and unrealized gains have been eliminated in consolidation. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

(d) Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of these consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. In accordance with ASC 250, the changes in estimates will be recognized in the same period of changes in facts and circumstances. The Company bases its estimates on past experiences and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, useful lives and collectability evaluation of accounts receivables. Actual results could differ from those estimates.

(e) Foreign Currency Translation

The Group’s function currency is United States dollars. The Group translates the financial statements of the Group entities (none of which has the currency of a hyperinflationary economy) that have a different functional currency different from the presentation currency into United States dollars. Assets and liabilities denominated in foreign currencies are translated at the exchange rates in effect at the consolidated balance sheet dates. Revenues and expenses are translated at the average exchange rates prevailing during the period. Unrealized gains or losses arising from currency translation are included in other comprehensive loss.

2) Discontinued Operation

In accordance with ASC 205-20, a disposal of a component or a group of components is reported as a discontinued operation if the disposal represents a strategic shift that has (or will have) a major effect on the Group’s operations and financial results. The Group evaluates ‘major effect’ by considering qualitative and quantitative factors, including whether the disposal involves a major line of business, a major geographical area, or a major equity method investment. Results of discontinued operations, including any gain or loss recognized on the disposal, are reported separately from continuing operations for all periods presented to ensure comparability.

The Group classifies a disposal group as a discontinued operation if the disposal represents a strategic shift that has, or will have, a major effect on the Group’s operations and financial results. On December 29, 2025, the Group completed the divestiture of its mobile hardware business unit (the ‘Siyata subsidiary’). Management determined that this transaction represents a fundamental strategic shift from hardware manufacturing toward artificial intelligence infrastructure. This assessment is considered a critical accounting estimate as it required significant management judgment to evaluate qualitative and quantitative factors. Specifically, the Group concluded that the total exit from the Push-to-Talk (PoC) hardware sector constitutes the disposal of a major line of business under ASC 205-20.

Classification as a discontinued operation occurs upon divestment or when the operation meets the criteria to be classified as held for sale, if earlier. In the consolidated statements of operations and comprehensive loss, the results from discontinued operations are reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinued operations are presented separately in the consolidated statements of cash flows. Unless otherwise noted, discussion in the notes to consolidated financial statements refers to the Group’s continuing operations. Refer to note 16 for additional information.

Core AI Holdings, Inc. And Its Subsidiary

Notes to The Consolidated Financial Statements

For The Year Ended December 31, 2025 and 2024

(Expressed In United States Dollars)

3) Going Concern

The Group incurred a net loss from the continuing operations of US$7,185,202 and a net cash outflow from operating activities of US$3,642,455 for the year ended December 31, 2025, and the accumulated deficit was US$31,963,651 as of December 31, 2025. These factors raise substantial doubts about the Group’s ability to continue as a going concern.

In connection with the Group’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Group has determined that management of the Group has evaluated the sufficiency of additional capital resources, such as fund raising. The Group lacks the financial resources it needs to sustain operations for a reasonable period of time, which is considered to be one year from the date of the issuance of the financial statements. Despite the Group’s effort to obtain additional funding and reduce operating costs, there is no assurance that the Group’s plans and actions will be successful. The consolidated accompanying financial statements do not include any adjustments that might be necessary should we be unable to continue as a going concern. In addition, there can be no assurance that in the event additional sources of funds are needed they will be available on acceptable terms, if at all.

4) Revenue Recognition

The Group recognizes revenue in accordance with ASC606, Revenue from Contracts with Customers (“ASC 606”). Revenue is recognized when control of the promised services is transferred to our customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the Company satisfies a performance obligation.

Revenue is measured at the fair value of the consideration received or receivable for the sales of services in the ordinary course of the Group’s activities.

The Group generates its revenue through publishing advertisements on various advertising platforms. The Group’s performance obligation is to provide customers with access to the advertising solutions. The transaction price is the product of either the number of completions of agreed upon actions or advertisements displayed and the contractually agreed upon price per advertising unit. Revenues are recognized at the point-in-time the advertisements are displayed in the game or the services has been completed as the customer simultaneously receives and consumes the benefits provided from these services. The revenue is estimated based on advertising data for each month and revised after confirmation of revenues with various advertising agencies.

Core AI Holdings, Inc. And Its Subsidiary

Notes to The Consolidated Financial Statements

For The Year Ended December 31, 2025 and 2024

(Expressed In United States Dollars)

When another party is involved in providing goods or services to a customer, the Group determines whether the nature of its promise is a performance obligation to provide the specified services itself (i.e. the Group is a principal) or to arrange for those services to be provided by the other party (i.e. the Group is an agent).

The Group is a principal if it controls the specified services before those services are transferred to a customer. The Group is an agent if its performance obligation is to arrange for the provision of the specified services by another party. In this case, the Group does not control the specified services provided by another party before those services are transferred to the customer. When the Group acts as an agent, it recognizes revenue in the amount of any fee or commission to which it expects to be entitled in exchange for arranging for the specified services to be provided by the other party. This evaluation is performed separately for each performance obligation identified. For the years ended December 31, 2025 and 2024, there was no revenue recognized on a net basis where the Group is acting as an agent.

5) Cash and Cash Equivalents

Cash consists of cash on hand and cash in banks. The Group considers highly liquid investments such as time deposits and certificates of deposit with original maturities of three months or less to be cash equivalents.

6) Accounts Receivable and Expected Credit Loss

Trade receivables are amounts due from customers for services performed in the ordinary course of business. Majority of trade receivables are from advertising services. They are generally due for settlement within one year (or in the normal operating cycle of the business if longer) and therefore all classified as current. The Group usually grants credit to customers with 30 days to 60 days after invoicing and determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends.

In June 2016, the FASB issued ASU 2016-13: Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. ECLs are recognised in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is recognised for credit losses expected over the remaining life of the exposure, irrespective of timing of the default (a lifetime ECL).

The Group applies a simplified approach in calculating ECL and the Group does not track changes in credit risk, but instead recognises a loss allowance based on lifetime ECL at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment which could affect debtors’ ability to pay.

7) Account and Other Payables

Accounts Payable primarily consist of amounts due to advertising platforms and agencies for marketing services, as well as game development fees owed to third-party game suppliers. Other payables represent liabilities for goods and services provided to the Group prior to the end of financial year which are unpaid. These payables are typically settled within the standard payment terms contracted with the respective suppliers. These payables do not bear interests.

8) Leases

The right-of-use assets and related lease liability are recognized at the lease commencement date. The Group recognizes operating lease expenses on a straight-line basis over the lease term.

Core AI Holdings, Inc. And Its Subsidiary

Notes to The Consolidated Financial Statements

For The Year Ended December 31, 2025 and 2024

(Expressed In United States Dollars)

Right-of-use of assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liability. The cost of right-of-use assets includes the amount of lease liability recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. All right-of-use assets are reviewed for impairment annually. There was no impairment for right-of-use lease assets for the years ended December 31,2025 and 2024.

Lease liability

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Group’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Group is reasonably certain to exercise. Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.

The Group elected not to recognize short-term leases with an initial lease term of twelve months or less.

9) Intangible assets

Patents and licenses

Cost for applying and registering patents, trade mark and copyright are capitalized at cost and are subsequently carried at cost less accumulated amortization and accumulated impairment losses. These costs are amortized to profit or loss using the straight-line method over 20 years, which is the shorter of their estimated useful lives and periods of contractual rights.

10) Income Taxes

Income tax expense represents the sum of the tax currently payable and deferred tax.

The tax currently payable is based on taxable profit for the financial year. Taxable profit differs from profit as reported profit or loss because it excludes items of income or expense that are taxable or deductible in other financial years and it further excludes items that are not taxable or tax deductible. The Group’s liability for current tax is calculated using tax rates (and tax laws) that have been enacted or substantively enacted in countries where the Group operates by the end of the financial year.

Deferred income tax is recognized for temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements except when the deferred income tax arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and affects neither accounting nor taxable profit or loss at the time of the transaction. Deferred income tax asset is recognized to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences and tax losses can be utilized.

11) Financial assets

(a) Classification and measurement

The Group classifies its financial assets in the following measurement categories:

● Amortized cost;

● Fair value through other comprehensive income (FVOCI); and

● Fair value through profit or loss (FVPL).

The classification depends on the Group’s business model for managing the financial assets as well as the contractual terms of the cash flows of the financial asset.

Core AI Holdings, Inc. And Its Subsidiary

Notes to The Consolidated Financial Statements

For The Year Ended December 31, 2025 and 2024

(Expressed In United States Dollars)

At initial recognition

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.

At subsequent measurement

Cash and cash equivalents, trade and other receivables are carried at amortized cost subsequently.

(b) Derecognition

Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all risks and rewards of ownership.

12). Loss per share

The Group presents basic and diluted loss per share data for its common shares. Basic loss per share is calculated by dividing the profit or loss attributable to common shareholders of the Group by the weighted average number of common shares outstanding during the period, adjusted for own shares held. Diluted loss per share is calculated by dividing the loss by the weighted average number of common shares outstanding assuming that the proceeds to be received on the exercise of dilutive share options and warrants are used to repurchase common shares at the average market price during the period.

The weighted average number of common shares outstanding used in the calculation of basic and diluted net loss per share for the years ended December 31, 2025 and 2024 has been retroactively restated to reflect the 16,825,577 shares of common stock issued to the shareholders of the accounting acquirer in connection with the reverse merge closed on October 3, 2025.

Shares of the legal acquirer outstanding prior to the reverse merge, including 196,933 shares originally outstanding, 2,619,876 shares issued in a pre-merger equity line fund raising, and 279,997 shares resulting from the conversion of the Preferred C common stock, are reflected in the weighted average share count only from the date of the merger (October 3, 2025) through December 31, 2025

The weighted average number of shares was retroactively changed to reflect the 1-to-4 reverse stock split that occurred on October 7, 2025.

13). Fair value of assets and liabilities

The fair values of applicable assets and liabilities, are determined and categorized using a fair value hierarchy as follows:

(a)	Level 1 - the fair values of assets and liabilities with standard terms and conditions and which trade in active markets that the Group can access at the measurement date are determined with reference to quoted market prices (unadjusted).

(b)	Level 2 - in the absence of quoted market prices, the fair values of the assets and liabilities are determined using the other observable, either directly or indirectly, inputs such as quoted prices for similar assets/liabilities in active markets or included within Level 1, quoted prices for identical or similar assets/liabilities in non-active markets.

(c)	Level 3 - in the absence of quoted market prices included within Level 1 and observable inputs included within Level 2, the fair values of the remaining assets and liabilities are determined in accordance with generally accepted pricing models.

Core AI Holdings, Inc. And Its Subsidiary

Notes to The Consolidated Financial Statements

For The Year Ended December 31, 2025 and 2024

(Expressed In United States Dollars)

Fair value measurements that use inputs of different hierarchy levels are categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Except as disclosed in the respective notes, the carrying amounts of the current financial assets and financial liabilities, including cash and bank balances, trade and other receivables, trade and other payables approximate their respective fair values due to their short maturity nature.

14) Provision

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is more likely than not that an outflow of resources will be required to settle the obligation, and the amount has been reliably estimated.

15) Recent accounting pronouncement

In July 2025, the FASB issued ASU 2025-05 - Financial Instruments—Credit Losses (Topic 326). The amendments in this Update provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this Update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Group is evaluating the impact of the adoption of this guidance. We believe the future adoption of this ASU is not expected to have a material impact on its consolidated financial statements.

In November 2024, the Financial Accounting Standards Board (the “FASB”) issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. The Group is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact. In January 2025, the FASB issued ASU 2025-01, which revises the effective date of ASU 2024-03 (on disclosures about disaggregation of income statement expenses) “to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027.” Entities within the ASU’s scope are permitted to early adopt the ASU.